SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income Per Share (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
Numerator:
Net Loss (formerly Net Loss Attributable to Controlling Interests)	$ (2,286)	$ (24,805,124)
Common Class A
Numerator:
Net Loss (formerly Net Loss Attributable to Controlling Interests)		$ (24,805,124)
Denominator:
Weighted Average Class A Common Shares Outstanding - Basic		29,692,013
Diluted weighted average shares outstanding		29,692,013
Basic net loss per share		$ (0.84)
Diluted net loss per share		$ (0.84)
Class B common stock
Numerator:
Net Loss (formerly Net Loss Attributable to Controlling Interests)	$ (2,286)
Denominator:
Weighted Average Class A Common Shares Outstanding - Basic	6,875,000
Diluted weighted average shares outstanding	6,875,000
Basic net loss per share	$ 0.00
Diluted net loss per share	$ 0.00